Segment Information - Reconciliation of Segment Operating Revenues and Earnings to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Revenue And Profit (Loss) From Segments To Consolidated
Total revenues	$ 10,567.3	$ 14,770.3	$ 11,168.0
Income before income taxes	149.2	5,785.5	1,512.7
Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Inter-segment revenues	65.9	27.2	18.9
Operating Segments
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	11,805.4	10,237.3	11,095.4
Revenues from exited business	(927.5)	4,414.8
Pre-tax operating earnings (losses)	1,592.1	1,476.9	1,440.7
Pre-tax income (loss) from exited business	(1,127.8)	4,296.8
Operating Segments | Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	7,194.7	5,881.4	6,248.5
Pre-tax operating earnings (losses)	1,062.1	1,028.6	1,123.8
Operating Segments | Benefits and Protection
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	4,490.4	4,295.2	4,779.4
Pre-tax operating earnings (losses)	523.4	565.3	357.7
Operating Segments | Benefits and Protection | Specialty Benefits
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	3,226.1	2,981.6	2,706.8
Operating Segments | Benefits and Protection | Life Insurance
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	1,265.1	1,313.8	2,072.8
Operating Segments | Benefits and Protection | Eliminations
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	(0.8)	(0.2)	(0.2)
Operating Segments | Corporate
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	120.3	60.7	67.5
Pre-tax operating earnings (losses)	6.6	(117.0)	(40.8)
Reconciling Items
Operating Revenue And Profit (Loss) From Segments To Consolidated
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Revenues from exited business	(927.5)	4,414.8
Market risk benefit derivative settlements	(45.9)	(35.0)	(32.5)
Pre-tax net realized capital gains (losses), as adjusted	(334.7)	(50.4)	47.7
Pre-tax income (loss) from exited business	(1,127.8)	4,296.8
Adjustments related to equity method investments and noncontrolling interest	$ 19.6	$ 62.2	$ 24.3